Inventories Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Inventory [Line Items]
Inventories provision	$ 527	$ 67	$ 41